Loans, Net - Schedule of Loans by Portfolio Segment (Parenthetical) (Detail) (USD $)	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Net deferred fees and unamortized premiums	$ 6,700,000	$ 6,400,000
Owner occupied commercial real estate loan included in balance	3,263,652,000	2,258,784,000	1,361,314,000
Owner Occupied [Member] | Commercial Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Owner occupied commercial real estate loan included in balance	$ 230,500,000	$ 155,000,000